Operating expenses (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
Inventories At Beginning Of Each Year	$ 3,562,557,000	$ 4,299,670,000	$ 3,209,352,000
Purchases And Operating Expenses For Each Year
Purchases	15,725,055,000	12,028,007,000	10,733,127,000
Operating Expenses	42,344,283,000	45,606,988,000	39,798,515,000
Transfers To Property, Plant And Equipment, Net	0	(786,202)	0
Total	58,069,338,000	56,848,793,000	50,531,642,000
Inventories At The End Of Each Year	(8,309,004,000)	(3,562,557,000)	(4,299,670,000)
Cost Of Sales	$ 53,322,891,000	$ 57,585,906,000	$ 49,441,324,000